Tel: (949) 379-2600 Fax: (949) 379-2610	90 Discovery Irvine, California 92618 www.geracilawfirm.com

Anthony F. Geraci*

Christina L. Geraci

Sabine Wromar

Amy E. Martinez

Paul J. Sievers

Nema Daghbandan

Dennis R. Baranowski

Jaspreet Kaur

Kevin S. Kim

Melissa C. Martorella

Melissa L. Lucar

Alexa P. Stephenson

Bryan P. Redington

Aruna K. Hatti**

* Admitted in Arizona &New Jersey

**Admitted in New York & Washington D.C. only

November 13, 2017

Era Anagnosti

David Lin

Securities and Exchange Commission

Division of Corporate Finance

Washington, D.C. 20549

Re:	CF FUND II, LLC, File No. 024-10732

Response to SEC Comments on the Offering Statement on Form 1-A

Dear Ms. Anagnosti and Mr. Lin:

This letter is provided by CF Fund II, LLC (the “Company”) in response to the correspondence sent by Securities and Exchange Commission (the “SEC”) on October 24, 2017 (the “SEC Comments Letter”). The SEC Comments Letter was provided in response to the Company’s submission of its Offering Statement on Form 1-A. Please find below our response to each item, each line item below directly corresponds to the comment number in the SEC Comments Letter. The response to the comments are arranged by number and into the following sections: (1) Response to General Comments, (2) Response to Offering Circular Cover Page Comments, and (3) Response to Exhibits Comments.

All capital terms, unless specified otherwise, shall have the same meaning as ascribed to in the SEC Comments Letter. In addition, please note that we have updated the date of the offering circular (“Offering Circular”) to the date of submission.

Response to General Comments:

1.	Comment: General. Please revise your offering statement to include current audited financial statements and a current consent from your independent accountant.

Response: Please note that we have previously submitted the Company’s financial statements dated as of June 30, 2017 as well as an auditor’s consent. However, after speaking with the Staff Accountant, we have been informed that the independent accountant’s consent must be current, meaning within 30 days of submission. Accordingly, we hereby submit a current consent dated as of October 26, 2017. The consent can be found as Exhibit D to the Offering Circular.

Re: Response to SEC Comments Letter

November 13, 2017

2.	Comment: Response to Offering Circular Cover Page. We note your response to comment 2 stating that the company will offer promissory notes on an “as needed” basis and that when there are no existing or potential deals to fund by the company, it will not be selling any notes to investors. Based on your response, we remain concerned that your contemplated offering appears to be a delayed offering due to the company’s ability to suspend/resume sales of its notes on an “as needed” basis, which is not permissible under Securities Act Rule 251(d)(3)(i)(F). Please revise the terms of your offering to bring it within compliance with Rule 251(d)(3)(i)(F).

Response: Please note that the Company will offer promissory notes on a continuous basis for a period of two years, not to exceed three years from the initial qualification from the SEC as allowed under Rule 251(d)(3)(i)(F). The Company will not be offering notes on a delayed basis as it intends to begin offering notes within two calendar days after qualification from the SEC. The Company is not reserving any outstanding unissued shares or notes to offer at a later time, thus it is not offering notes nor seeking approval to sell notes on a delayed basis. In addition, a delayed offering occurs when an issuer has no present intention to offer securities at the time of effectiveness. We respectfully believe that this does not apply to the Company, since the Company does intend to offer the notes within two calendar days after qualification, and not at a later time.

In addition, please note that we have revised the Offering Circular to remove any language pertaining to the offer of notes on an “as needed basis”. The Company does not intend to close the offering and sell notes at a later time as it will offer notes on a continuous basis. Accordingly, we have also removed any language pertaining to the Company closing the offering from time to time, on as needed basis. The notes will be offered on a continuous basis by the Company. We apologize for the misunderstanding and confusion.

Response to Exhibits Comments

3.	Comment: Exhibit 4 – Subscription Agreement. We note your revisions and response to comment 8. However, as previously noted, Section 2(b) of the Subscription Agreement appears to constitute an inappropriate disclaimer and should be removed. In particular, the language requiring purchasers to represent and warrant that they have “read and understand the Articles and Operating Agreement and understand how the Company functions as a corporate entity” may operate as a waiver of liability. Please remove this language.

Response: Please note that we revised Section 2(b) of the Subscription Agreement. We apologize for the mistake. We have revised Section 2(b) to read as follows:

“2(b). I have read and understand the Offering Circular and Promissory Note, and understand how the Company functions as a corporate entity. By purchasing the Promissory Notes and executing this Subscription Agreement, I hereby agree to the terms and provisions of the Promissory Notes.”

Re: Response to SEC Comments Letter

November 13, 2017

In addition, we have also revised Section 2(g) to remove the statement that the offering of notes is not a public offering:

“2(g). I have been advised that the Promissory Notes have not been registered under the Securities Act of 1933, as amended (the "Act"), or under any State Securities Laws (the "Law"), and the offering of Promissory Notes has been qualified in accordance with Regulation A promulgated under the Act, and all applicable state Law where the Company is offering and/or selling Promissory Notes.”

Please note that per our phone conversation with our assigned SEC Staff Attorney on October 25, 2017, we have revised to Offering Circular and Promissory Note to clarify how the automatic renewal of the notes is structured. More specifically, the notes will be subject to two automatic renewals and extensions at the maturity date of the note, for another term equivalent to the original term of the note. The number of times that a note can be automatically renewed and extended shall be limited to two (2) times. Notwithstanding the foregoing, the noteholder will retain the right to avoid automatic extension and renewal of the note if noteholder provides the Company with a 60-day written notice prior to the maturity date of the note that he/she/it wishes to withdraw from the automatic extension and renewal of the note. If no notice is provided, the note will be automatically renewed and extended for the same term under the original terms of the note. In the event the Note is automatically renewed and extended, the original terms of the note shall govern, including the interest rate. Accordingly, we have also included a risk disclosure under the Investment Risks section of the Offering Circular. The subheading of the risk disclosure is as follows: “The Notes will be subject to two (2) automatic renewal and extensions of the Note at the Maturity Date of the Note, which may ultimately extend the length of time a Noteholder invests in the Company” (p. 28 of the Offering Circular).

Please note that the automatic renewal and extension of the note provides for an extension of the term and maturity date of the note and not the issuance of a new security. The investor is not required to provide anything of value if the note is renewed or extended. The Company is not issuing nor selling a new note, it’s only extending the maturity date of the note, the term of the note, the interest rate, and payment schedule will remain the same as described in Company’s promissory note (Exhibit F to Company’s Offering Circular). In addition, if the noteholder fails to provide notice of withdrawal and the note is extended and renewed, the noteholder will continue to receive interest payments at the same rate for the new duration of the note. The noteholder will not be required to invest any additional money into the Company nor purchase a new note and has the option to withdraw and avoid the automatic renewal of the note if he/she/it provides notice to the Company, as described in the Offering Circular. Therefore, since the principal amount of the note will not increase, nor the terms of the note change if an extension or renewal is exercised, the total offering amount calculation will not be affected if any notes are renewed or extended.

Re: Response to SEC Comments Letter

November 13, 2017

Please feel free to contact me should you have any questions or require additional documentation.

Thank you in advance for your time. We look forward to hearing from you soon.

Very truly yours,

Melissa L. Lucar, Esq.
Melissa.lucar@geracilawfirm.com
Enclosures